Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenue from External Customers by Geographic Areas

The following table represents total sales by geographic area, based on the location of the customer (in thousands):

	Years Ended December 31,
	2013	2012	2011
United States	$82,307	$64,801	$52,062
France	11,233	9,388	9,128
Other Countries(1)	18,054	16,729	16,785

Total	$111,594	$90,918	$77,975

(1)	No additional locations are individually significant.

Total Sales by Product Category

The following table represents total sales by product category (in thousands):

	Years Ended December 31,
	2013	2012	2011
Exclusive technology products	$92,818	$72,805	$57,450
Traditional fusion products	18,776	18,113	20,525

Total	$111,594	$90,918	$77,975

Schedule of Long-Lived Assets by Geographic Area

The following table represents long-lived assets by geographic area (in thousands):

	December 31,
	2013	2012
United States	$7,446	$6,020
France	3,615	4,700
Other Countries(1)	1,634	1,576

Total	$12,695	$12,296

(1)	No additional locations are individually significant.